CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Total revenues	$ 227,636	¥ 1,588,031	¥ 659,090	¥ 309,133
Cost of revenues	(98,806)	(689,292)	(418,852)	(92,735)
Gross profit	128,830	898,739	240,238	216,398
Operation expenses
Sales and marketing	(169,863)	(1,184,997)	(1,488,699)	(179,328)
Research and development	(20,069)	(140,006)	(124,513)
General and administrative	(57,630)	(402,040)	(1,070,419)	(389,072)
Total operating expenses	(314,326)	(2,192,800)	(2,728,671)	(604,635)
Loss from continuing operations	(185,220)	(1,292,136)	(2,488,433)	(388,237)
Share of loss of subsidiaries and VIEs	4,333	30,231	2,631	3,597
Foreign exchange gain	609	4,247	(8,232)	(627)
Fair value change of derivative liabilities			1,185,090	(885,821)
Net loss	(285,067)	(1,988,676)	(1,522,514)	(2,722,596)
Accretion on preferred shares to redemption value			(318,951)	(555,824)
Deemed dividend on Preferred Shareholders				92,779
Net loss attributable to ordinary shareholders	(285,067)	(1,988,676)	(2,386,238)	(3,773,205)
Other comprehensive (loss)/income
Foreign currency translation	(2,577)	(17,976)	4,818	43,406
Total comprehensive loss attributable to UXIN LIMITED	$ (287,629)	(2,006,546)	(1,511,108)	(2,676,531)
Parent Company | Reportable Legal Entities
Revenues:
Total revenues			4,497
Cost of revenues			(147)
Gross profit			4,350
Operation expenses
Sales and marketing		(24,622)	(34,591)
Research and development		(258)	(17,376)
General and administrative		(136,459)	(1,019,055)	(171,172)
Total operating expenses		(161,339)	(1,071,022)	(171,172)
Loss from continuing operations		(161,339)	(1,066,672)	(171,172)
Share of loss of subsidiaries and VIEs		(1,818,665)	(1,641,754)	(1,703,491)
Interest income/(expense), net		(47,677)	(25,262)	17,849
Other (expense)/income, net		(39,131)	(4,213)	14
Foreign exchange gain		(126)	2,951	3,849
Fair value change of derivative liabilities			1,204,010	(869,617)
Net loss		(1,988,676)	(1,522,514)	(2,722,596)
Accretion on preferred shares to redemption value			(318,951)	(555,824)
Deemed dividend to Preferred Shareholders			(544,773)	(587,564)
Deemed dividend on Preferred Shareholders				92,779
Net loss attributable to ordinary shareholders		(1,988,676)	(2,386,238)	(3,773,205)
Other comprehensive (loss)/income
Foreign currency translation		(17,869)	11,406	46,065
Total comprehensive loss attributable to UXIN LIMITED		¥ (2,006,545)	¥ (1,511,108)	¥ (2,676,531)